Prepayments and Other Current Assets, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Other receivables from advertisers		¥ 1,035,220	$ 148,034	¥ 1,208,698
Advances to suppliers,net		52,700	7,536	50,767
Prepaid expenses		26,677	3,815	24,463
Inventories	[1]	53,653	7,672	46,728
Receivable from third-party payment platform		25,042	3,581	47,298
Convertible loans		10,465	1,496	10,465
Others		83,069	11,881	92,109
Allowance for credit losses		(132,052)	(18,883)	(114,767)
Total		¥ 1,154,774	$ 165,132	¥ 1,365,761

[1]	Inventories consist of materials, work in progress and finished goods, as of December 31, 2024 and 2025. For the years ended December 31, 2023, 2024 and 2025, the group recorded impairment of RMB2,627, RMB1,224 and RMB7,089 (US$1,014), respectively.